Pension and Postretirement Benefit Plans - Asset Allocation (Details)	Dec. 31, 2023	Dec. 31, 2022
U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	100.00%	100.00%
Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	100.00%	100.00%
Equity securities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	52.00%	50.00%
Equity securities | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	37.00%	36.00%
Fixed-income securities | U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	24.00%	22.00%
Fixed-income securities | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	20.00%	20.00%
Alternatives | U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	23.00%	26.00%
Alternatives | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	0.00%	0.00%
Guaranteed investment contracts | U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	0.00%	0.00%
Guaranteed investment contracts | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	41.00%	42.00%
Cash and cash equivalents | U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	1.00%	2.00%
Cash and cash equivalents | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	2.00%	2.00%